Basis of preparation of consolidated financial statements and material accounting policy information (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of property, plant and equipment of depreciation
Leasehold improvements (included the reinstatement costs)	20% per annum or over the terms of lease
Plant and machinery	20% per annum
Office equipment	20% per annum
Motor vehicle	20% per annum